Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 20,604	$ 19,308
Operating expenses:
Operating costs	10,987	10,727
Depreciation and amortization	4,616	4,121
Restructuring, acquisition and other	406	685
Finance costs	2,295	2,047
Other (income) expense	(6)	362
Income before income tax expense	2,306	1,366
Income tax expense	572	517
Net income for the year	$ 1,734	$ 849
Earnings per share:
Basic (in dollars per share)	$ 3.25	$ 1.62
Diluted (in dollars per share)	$ 3.20	$ 1.62